UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                8/13/2012
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            83
                                         ------------
Form 13F Information Table Value Total:       471,422
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
AGIC EQUITY & CONV INCOME FD  COM	        00119P102    4738    286781   SH       SOLE     NONE     286781
ABERDEEN EMERG MKTS TELE&INF  COM	        00301T102     320     17000   SH       SOLE     NONE      17000
ALLIANCEBERNSTEIN INCOME FD   COM	        01881E101   25903   3113373   SH       SOLE     NONE    3113373
ALPS ETF TR 	              ALERIAN MLP	00162Q866    6461    404313   SH       SOLE     NONE     404313
BANK OF AMERICA CORP          COM	        060505104     149     18226   SH       SOLE     NONE      18226
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702     567      6800   SH       SOLE     NONE       6800
BLACKROCK CREDIT ALL INC TR   COM	        092508100   21476   1620839   SH       SOLE     NONE    1620839
BLACKROCK CREDIT ALL INC TR   COM	        09255H105    7965    734102   SH       SOLE     NONE     734102
BLACKROCK ENH CAP & INC FD    COM	        09256A109    3465    270703   SH       SOLE     NONE     270703
BLACKROCK ENHANCED EQT DIV    COM	        09251A104    5682    784797   SH       SOLE     NONE     784797
BLACKROCK INTL GRWTH & INC T  COM BENE INTER	092524107     655     91981   SH       SOLE     NONE      91981
BLACKROCK RES & COMM STRAT T  SHS	        09257A108    5284    396071   SH       SOLE     NONE     396071
CFS BANCORP INC 	      COM	        12525D102      90     18000   SH       SOLE     NONE      18000
CHEVRON CORP NEW              COM       	166764100     528      5000   SH       SOLE     NONE       5000
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    1767    164399   SH       SOLE     NONE     164399
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     184     10674   SH       SOLE     NONE      10674
EATON VANCE ENHAN EQTY INCOME COM	        278274105     684     64535   SH       SOLE     NONE      64535
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   11764   1147741   SH       SOLE     NONE    1147741
EATON VANCE SH TM DR DIVR     COM	        27828V104    1497     89772   SH       SOLE     NONE      89772
EATON VANCE TAX MNGED BUY WR  COM	        27828X100    1838    136760   SH       SOLE     NONE     136760
EATON VANCE TX MGD DIV EQ IN  COM	        27828N102   28199   3109044   SH       SOLE     NONE    3109044
EATON VANCE TX MNG BY WRT OP  COM	        27828Y108   13872   1116039   SH       SOLE     NONE    1116039
EATON VANCE TAX MNGD GLB EQTY COM	        27829F108   14546   1752581   SH       SOLE     NONE    1752581
EATON VANCE TXMGD GL BUYWR OP COM	        27829C105     491     46817   SH       SOLE     NONE      46817
ELLSWORTH FUND LTD 	      COM	        289074106    2277    323863   SH       SOLE     NONE     323863
GDL FUND 	              COM SH BEN IT	361570104    2030    170395   SH       SOLE     NONE     170395
GENERAL ELECTRIC CO	      COM	        369604103     210     10059   SH       SOLE     NONE      10059
GUGGENHEIM ENHANCED EQUITY    COM	        40167K100    3763    223065   SH       SOLE     NONE     223065
GULF RESOURCES INC 	      COM PAR $0.0005	40251W309      21     17400   SH       SOLE     NONE      17400
INTEL CORP 	              COM	        458140100     360     13500   SH       SOLE     NONE      13500
INTERVEST BANCSHARES CORP     CL A	        460927106      74     19330   SH       SOLE     NONE      19330
ISHARES INC 	              MSCI GLB GOLD	464286335    6875    355832   SH       SOLE     NONE     355832
ISHARES INC 	              MSCI JAPAN	464286848     181     19283   SH       SOLE     NONE      19283
ISHARES TR 	              BARCLYS SH TREA	464288679    7253     65814   SH       SOLE     NONE      65814
ISHARES TR	              IBOXX INV CPBD	464287242    8682     73834   SH       SOLE     NONE      73834
ISHARES TR 	              S&P 100 IDX FD	464287101   44688    715356   SH       SOLE     NONE     715356
JOHNSON & JOHNSON	      COM	        478160104     346      5120   SH       SOLE     NONE       5120
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104   20437   4531559   SH       SOLE     NONE    4531559
LIBERTY ALL-STAR GROWTH FD    COM	        529900102    6212   1556886   SH       SOLE     NONE    1556886
LMP CAPITAL AND INCOME FD     COM	        50208A102    2121    165027   SH       SOLE     NONE     165027
LOEWS CORP	              COM	        540424108     695     17000   SH       SOLE     NONE      17000
MACQUARIE GLB INFRA TOTL RET  COM	        55608D101    3369    194089   SH       SOLE     NONE     194089
MARKET VECTORS ETF TR 	      GOLD MINER ETF	57060U100    307       6864   SH       SOLE     NONE       6864
MERCK & CO INC NEW 	      COM	        58933Y105     261      6260   SH       SOLE     NONE       6260
MFA FINANCIAL INC 	      COM	        55272X102     126     16000   SH       SOLE     NONE      16000
MFS CHARTER INCOME TR 	      SH BEN INT	552727109    1457    148502   SH       SOLE     NONE     148502
MFS MULTIMARKET INCOME TR     SH BEN INT	552737108    5608    789844   SH       SOLE     NONE     789844
MICROSOFT CORP	              COM	        594918104     451     14750   SH       SOLE     NONE      14750
MORGAN STANLEY ASIA PAC FD    COM	        61744U106     419     30593   SH       SOLE     NONE      30593
NEW GERMANY FUND	      COM	        644465106     230     17089   SH       SOLE     NONE      17089
NFJ DIVID INT & PREM STRTGY   COM	        65337H109     337     20100   SH       SOLE     NONE      20100
NUVEEN CR STRAT INCM FD       COM SHS	        67073D102   31031   3421306   SH       SOLE     NONE    3421306
NUVEEN EQTY PREM OPPORTUN     COM	        6706EM102    6035    507127   SH       SOLE     NONE     507127
NUVEEN EQTY PREM &GROWTH FD   COM       	6706EW100    2716    212363   SH       SOLE     NONE     212363
NUVEEN EQTY PREM ADV FD       COM	        6706ET107    2936    244231   SH       SOLE     NONE     244231
NUVEEN EQUITY PREMIUM INC     COM	        6706ER101    4868    402345   SH       SOLE     NONE     402345
OMNIAMERICAN BANCORP INC      COM		68216R107     536     25000   SH       SOLE     NONE      25000
PFIZER INC	              COM	        717081103     305     13250   SH       SOLE     NONE      13250
PHOENIX COS INC NEW	      COM	        71902E109      28     15000   SH       SOLE     NONE      15000
POWERSHARES ETF TRUST II      SENIOR LN PORT	73936Q769   10863    445552   SH       SOLE     NONE     445552
PROSHARES TR	              PSHS ULSHT SP500	74347R883    3552    227837   SH       SOLE     NONE     227837
PUTNAM MUNI OPPOR TR	      SH BEN INT	746922103    3587    277863   SH       SOLE     NONE     277863
REDWOOD TRUST INC	      COM	        758075402     156     12501   SH       SOLE     NONE      12501
ROYCE VALUE TR INC	      COM	        780910105   22218   1783142   SH       SOLE     NONE    1783142
SELECT SECTOR SPDR TR	      SBI INT-ENERGY	81369Y506    7586    114294   SH       SOLE     NONE     114294
SELECT SECTOR SPDR TR 	      SBI INT-UTILS	81369Y886     421     11387   SH       SOLE     NONE      11387
SELECT SECTOR SPDR TR	      TECHNOLOGY	81369Y803    7208    250945   SH       SOLE     NONE     250945
SPDR INDEX SHS FDS 	      EURO STOXX 50	78463X202     207      7341   SH       SOLE     NONE       7341
SPDR SERIES TRUST             BRCLYS YLD ETF	78464A417    6966    176530   SH       SOLE     NONE     176530
SPDR SERIES TRUST	      BRCLYS 1-3MT ETF	78464A680    1609     35120   SH       SOLE     NONE      35120
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   18983   1256335   SH       SOLE     NONE    1256335
SPECIAL OPPORTUNITIES FD INC  RIGHT 07/09/2012	84741T112     134    132568   SH       SOLE     NONE     132568
SUPERVALU INC	              COM	        868536103      67     13000   SH       SOLE     NONE      13000
TRI CONTINENTAL CORP          COM	        895436103   21534   1391952   SH       SOLE     NONE    1391952
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   22633    268223   SH       SOLE     NONE     268223
VANGUARD SCOTTSDALE FDS       INT-TERM CORP	92206C870     971     11400   SH       SOLE     NONE      11400
VANGUARD WORLD FDS 	      ENERGY ETF	92204A306     201      2064   SH       SOLE     NONE       2064
VERIZON COMMUNICATIONS 	      COM	        92343V104     244      5500   SH       SOLE     NONE       5500
VIRTUS TOTAL RETURN FD        COM               92829A103     369    100272   SH       SOLE     NONE     100272
WALMART STORES INC 	      COM	        931142103     209      3000   SH       SOLE     NONE       3000
WESTERN ASSET INFL MGMT FD    COM	        95766U107     691     38061   SH       SOLE     NONE      38061
ZWEIG FD INC	              COM	        989834106   10704    892722   SH       SOLE     NONE     892722
ZWEIG TOTAL RETURN FD INC     COM	        989837109    9676    787295   SH       SOLE     NONE     787295
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